UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07418

Legg Mason Global Trust, Inc.

Name of Registrant:

100 Light Street, Baltimore, MD 21202
Address of Principal Executive Offices:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2008

Date of reporting period: June 30, 2008

Item 1.	Report to Shareholders.

Semi-Annual Report to Shareholders

Legg Mason

Global Trust, Inc.

June 30, 2008

Semi-Annual Report to Shareholders        1

To Our Shareholders,

We are pleased to provide you with Legg Mason Global Trust, Inc.’s semi-annual report for Emerging Markets Trust, and International Equity Trust for the six months ended June 30, 2008. Total returns for various periods ended June 30, 2008 are:

	Total Returns
	6 Months	12 Months
Emerging Markets TrustA :
Primary Class	-10.58%	+9.66%
Financial Intermediary Class	-10.25%	+10.47%
Institutional Class	-10.15%	+10.75%
International Equity TrustB
Primary Class	-11.25%	-11.96%
Class R	-11.09%	-11.63%
Financial Intermediary Class	-10.91%	-11.31%
Institutional Class	-10.72%	-10.99%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmason.com/individualinvestors. For the Class R, Financial Intermediary and Institutional Classes please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized. Information for each of the Fund’s performance over longer periods of time is shown in their respective Performance Information sections within this Report. For more information about the Funds’ respective share classes included in the report, please contact your financial advisor.

Information for each Fund’s performance over longer periods of time is shown in their respective Performance Information sections within this Report. For more information about the Funds’ respective share classes included in the report, please contact your financial advisor.

A	Emerging Markets’ performance does not reflect its redemption fee, which is 2% of the proceeds of shares redeemed or exchanged within 60 days of purchase.
B	International Equity’s performance does not reflect its redemption fee, which is 2% of the proceeds of shares redeemed or exchanged within 60 days of purchase.

N/A – Not applicable

2        Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers from their bank of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

July 21, 2008

Semi-Annual Report to Shareholders        3

Expense Example

Emerging Markets Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2008, and held through June 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held through the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of the redemption fee, which is a transaction cost. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if a redemption fee applied to your transactions, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidA During the Period 01/01/08 to 06/30/08
Primary Class:
Actual	$1,000.00	$947.10	$10.60
Hypothetical (5% return before expenses)	1,000.00	1,006.84	11.27
Financial Intermediary Class:
Actual	$1,000.00	$948.75	$7.08
Hypothetical (5% return before expenses)	1,000.00	1,008.70	7.52
Institutional Class:
Actual	$1,000.00	$949.25	$5.76
Hypothetical (5% return before expenses)	1,000.00	1,009.40	6.12

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 2.25%, 1.50% and 1.19% for the Primary Class, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (182), and divided by 366.

4        Semi-Annual Report to Shareholders

Performance Information

Emerging Markets Trust

The graphs on the following pages compare the Fund’s total return to that of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in each of the Financial Intermediary Class and Institutional Class shares of the Fund for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders        5

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	+9.66%	+9.66%
Five Years	+315.76%	+32.97%
Ten Years	+411.53%	+17.73%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A

The Morgan Stanley Capital International (“MSCI”) Emerging Markets (“EM”) Index (Gross) is a market-weighted aggregate of 26 individual emerging country indices calculated with the maximum possible dividend reinvestment. This graph is provided for illustrative purposes only due to the lack of operating history of the Fund’s current benchmark: MSCI EM (Net).

6        Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $10,000 Investment — Primary Class

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individualinvestors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B

The Morgan Stanley Capital International (“MSCI”) Emerging Markets (“EM”) Index (Net) is a market-weighted aggregate of 26 individual emerging country indices calculated with the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-residential individuals who do not benefit from double taxation treaties. Index returns are for periods beginning December 31, 2000.

Semi-Annual Report to Shareholders        7

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	+10.47%	+10.47%
Life of Class*	+10.47%	+10.44%

* Inception date: June 29, 2007

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. The performance data quoted represents past performance and does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning June 30, 2007.

8        Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return
One Year	+10.75%	+10.75%
Life of Class*	+136.37%	+32.97%

* Inception date: June 23, 2005

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. The performance data quoted represents past performance and does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

D	Index returns are for periods beginning June 30, 2005.

Semi-Annual Report to Shareholders        9

Industry Diversification

Emerging Markets Trust

June 30, 2008

(Unaudited)

	% of Net Assets	Value
Air Freight and Logistics	0.1%	$400,877
Airlines	0.3	1,605,660
Auto Components	0.7	4,048,564
Automobiles	0.5	3,308,364
Beverages	0.1	801,900
Building Products	0.4	2,834,236
Capital Markets	1.4	9,149,175
Chemicals	0.9	5,605,585
Commercial Banks	12.2	76,683,019
Commercial Services and Supplies	0.1	744,540
Communications Equipment	0.1	563,371
Computers and Peripherals	1.2	7,229,087
Construction and Engineering	1.4	8,684,182
Construction Materials	0.8	4,669,438
Diversified Consumer Services	0.4	2,216,338
Diversified Financial Services	1.5	8,973,643
Diversified Telecommunication Services	2.1	13,303,530
Electric Utilities	0.1	656,697
Electrical Equipment	0.6	4,192,331
Electronic Equipment and Instruments	1.4	8,785,141
Energy Equipment and Services	1.1	6,222,402
Food and Staples Retailing	0.2	1,213,991
Food Products	2.1	12,222,197
Gas Utilities	0.2	1,597,598
Hotels, Restaurants and Leisure	0.3	1,802,777
Household Durables	2.6	15,930,141
Industrial Conglomerates	1.8	11,947,733
Insurance	2.1	13,313,979
Internet and Catalog Retail	0.5	3,272,444
IT Services	0.5	2,851,676
Life Sciences Tools and Services	0.1	620,570
Machinery	0.7	4,719,793
Marine	0.8	4,722,074
Media	0.4	2,655,514
Metals and Mining	16.8	104,422,123
Multiline Retail	0.3	1,712,406
Oil, Gas and Consumable Fuels	19.1	117,341,897
Paper and Forest Products	0.9	5,431,534
Pharmaceuticals	0.4	2,251,617
Real Estate Investment Trusts (REITs)	0.0	279,881
Real Estate Management and Development	2.3	13,789,282
Road and Rail	0.3	1,853,688
Semiconductors and Semiconductor Equipment	4.2	26,149,556
Software	0.6	3,704,890
Tobacco	0.9	5,743,894
Wireless Telecommunication Services	9.4	59,278,014
Short-Term Investments	3.2	19,759,890

Total Investment Portfolio	98.1	609,267,239
Other Assets Less Liabilities	1.9	11,931,617

Net Assets	100.0%	$621,198,856

10        Semi-Annual Report to Shareholders

Portfolio of Investments

Emerging Markets Trust

June 30, 2008

(Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 90.5%
Argentina — 0.4%
Telecom Argentina SA — ADR	97,600	$1,390,800	A
Ternium SA — ADR	29,200	1,226,400

		2,617,200

Bahrain — 0.2%
Gulf Finance House E.C. — GDR	32,100	1,259,925	B

Brazil — 15.5%
Agra Empreendimentos Imobiliarios SA	101,200	555,633	A
Banco do Brasil SA	298,200	4,887,452
Banco Itau Holding Financeira SA — ADR	184,750	3,752,272
Banco Panamericano SA	225,200	1,256,208	C
Bolsa de Mercadorias e Futuros — BM&F	54,400	468,819
Brascan Residential Properties SA	141,300	760,744
Camargo Correa Desenvolvimento Imobiliario SA	85,400	479,054
Companhia Siderurgica Nacional SA (CSN) — ADR	70,800	3,144,228
Companhia Vale do Rio Doce (CVRD) — ADR	716,200	21,371,408
Cyrela Brazil Realty SA	43,300	600,854
Datasul SA	157,000	2,248,480	C
Gafisa SA ADR	32,400	1,113,588
Gerdau SA — ADR	168,900	4,055,289
Localiza Rent a Car SA	152,500	1,691,789
Log-in Logistica Intermodal SA	53,300	400,877
Metalfrio Solutions SA	247,900	3,009,604	C
Petroleo Brasileiro SA — ADR	558,900	32,388,255
SLC Agricola SA	56,900	1,141,210
Sul America SA	70,600	1,287,659
Suzano Papel e Celulose SA	200,000	3,255,406
Tegma Gestao Logistica SA	13,000	161,899

Semi-Annual Report to Shareholders        11

	Shares/Par	Value
Brazil — Continued
Unibanco — Uniao de Bancos Brasileiros SA — GDR	50,800	$6,448,044
Usinas Siderurgicas de Minas Gerais SA	33,875	1,607,231

		96,086,003

Cayman Islands — 0.8%
Golden Eagle Retail Group Ltd.	1,600,000	1,555,400
Hidili Industry International Development Ltd.	1,025,500	1,788,659
The9 Ltd. — ADR	64,500	1,456,410	A

		4,800,469

Chile — 0.2%
Compania Cervecerias Unidas SA — ADR	27,500	801,900
Lan Airlines SA — ADR	42,000	430,080

		1,231,980

China — 9.8%
Angang New Steel Co. Ltd.	2,193,680	4,400,105
Chaoda Modern Agriculture Ltd.	3,195,150	4,032,175
China Coal Energy Co.	327,700	573,250
China Construction Bank Corp.	2,549,100	2,053,050
China Life Insurance Co. Ltd.	758,000	2,653,902
China Merchants Bank Co. Ltd.	913,000	2,868,731
China Mobile Ltd.	1,074,500	14,441,778
China Oilfield Services Ltd.	248,000	445,279
China Overseas Land and Investment Ltd.	2,004,000	3,166,368
China Petroleum and Chemical Corp. (Sinopec)	1,884,000	1,763,830
China Petroleum and Chemical Corp. — ADR	7,400	687,386
China Shipping Development Co. Ltd.	846,000	2,538,863
China Vanke Co. Ltd.	416,000	530,847
China Yurun Food Group Ltd.	1,148,000	1,887,482
Far East Pharmaceutical Technology Co. Ltd.	430,400	—	A,C
Guangzhou Shipyard International Co. Ltd.	216,000	554,034

12        Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value
China — Continued
Industrial and Commercial Bank of China — Class H	13,776,800	$9,417,346
New World Department Store China	178,200	157,006	A
PetroChina Co. Ltd.	820,000	1,062,156
Shandong Chnming Paper Holdings Ltd.	1,248,300	1,048,608	D
Shanghai Zhenhua Port Machinery Co. Ltd.	995,000	1,419,865
Sinofert Holdings Ltd.	1,376,000	1,067,645
Yanzhou Coal Mining Co. Ltd.	2,104,000	3,912,611

		60,682,317

Colombia — 0.2%
Bancolombia SA — ADR	49,300	1,547,527

Egypt — 1.0%
Egyptian Financial Group-Hermes Holding	359,400	3,231,788
Egyptian Kuwaiti Holding Co.	1,074,370	3,212,366

		6,444,154

Hong Kong — 1.1%
China Agri-Industries Holdings Ltd.	2,382,000	1,741,284	A
China Everbright Ltd.	386,000	744,540
Lenovo Group Ltd.	6,224,000	4,214,601

		6,700,425

India — 4.7%
Aban Offshore Ltd.	43,152	2,879,073
Bank of India	398,200	2,007,428	A
Crompton Greaves Ltd.	786,900	3,932,214
Divi’s Laboratories Ltd.	20,000	620,570
Gail India Ltd.	209,563	1,597,598
Jindal Steel and Power Ltd.	29,770	1,207,406
Jyoti Structures Ltd.	107,353	260,117
Kalpataru Power Transmission Ltd.	20,574	372,986
Piramal Healthcare Ltd.	76,946	552,437
Reliance Industries Ltd.	202,207	9,789,592
Satyam Computer Services Ltd. ADR	116,300	2,851,676
Sintex Industries Ltd.	411,900	2,834,236	A

Semi-Annual Report to Shareholders        13

	Shares/Par	Value
India — Continued
Steel Authority of India Ltd.	151,600	$489,771

		29,395,104

Indonesia — 1.1%
Indo Tambangraya Megah PT	850,000	3,102,224
PT Indosat Tbk	2,508,600	1,836,556
PT United Tractors Tbk	1,500,000	1,976,681

		6,915,461

Israel — 0.3%
Teva Pharmaceutical Industries Ltd. — ADR	37,100	1,699,180

Kazakhstan — 1.0%
Kazakhstan Kagazy PLC — GDR	324,000	1,127,520	A,B,C
KazMunaiGas Exploration Production — GDR	156,180	4,872,816

		6,000,336

Luxembourg — 0.5%
Tenaris SA — ADR	38,900	2,898,050

Malaysia — 1.9%
Digi.com Berhad	601,700	4,401,111
IOI Corp. Berhad	1,500,000	3,420,046
Public Bank Berhad	835,000	2,657,690
Sime Darby Berhad	500,000	1,415,455

		11,894,302

Mexico — 5.6%
Alsea SA de CV	1,431,022	1,802,777	A
America Movil SA de CV	2,231,093	5,896,180
America Movil SA de CV — ADR	130,500	6,883,875
Desarrolladora Homex SA de CV	366,300	3,569,820	A
Desarrolladora Homex SA de CV — ADR	22,000	1,288,760	A
Grupo Financiero Banorte SA de CV — Class O	602,500	2,833,906

14        Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value
Mexico — Continued
Grupo Mexico SAB de CV	2,626,100	$5,959,553
Grupo Televisa SA — ADR	111,700	2,638,354
Megacable Holdings SAB de CV	5,900	17,160	A
Mexichem SA de CV	194,100	1,568,981
Telefonos de Mexico SA de CV (Telmex) — ADR	68,500	1,622,080
Telmex Internacional SAB de CV — ADR	50,700	816,270	A

		34,897,716

Pakistan — 0.4%
Fauji Fertilizer Co. Ltd.	1,145,359	2,214,082
Lucky Cement Ltd. GDR	84,400	482,768	A,B,C

		2,696,850

Peru — 0.3%
Credicorp Ltd.	20,000	1,642,400

Philippines — 0.3%
Philippine Long Distance Telephone Co.	40,000	2,133,868

Qatar — 0.3%
Doha Bank QSC	72,000	1,639,533

Russia — 13.5%
Chelyabinsk Zink Factory — GDR	169,800	1,332,930	A,B,C
Evraz Group SA — GDR	50,800	5,918,200
Gazprom	349,200	5,087,844
Gazprom — ADR	478,400	27,747,200
LUKOIL — ADR	75,200	7,414,720
Magnitogorsk Iron and Steel Works — GDR	220,000	3,823,600
MMC Norilsk Nickel	10,200	2,570,400
Mobile Telesystems OJSC — ADR	90,100	6,902,561
NovaTek OAO — GDR	45,500	3,953,950	B
Novolipetsk Steel	123,000	7,011,000
PIK Group — GDR	151,000	4,077,000	A

Semi-Annual Report to Shareholders        15

	Shares/Par	Value
Russia — Continued
Sberbank	407,700	$1,288,332
Sistema JSFC — GDR	76,700	2,305,602
Vimpel-Communications — ADR	89,700	2,662,296
Vsmpo-Avisma Corp.	8,900	1,464,139	C

		83,559,774

South Africa — 7.5%
African Bank Investments Ltd.	703,900	2,129,339
ArcelorMittal South Africa Ltd.	130,700	3,735,961
Aveng Ltd.	620,506	4,613,132
Exxaro Resources Ltd.	162,100	3,001,390
Impala Platinum Holdings Ltd.	95,900	3,798,385
Kumba Iron Ore Ltd.	132,400	5,345,895
Massmart Holdings Ltd.	153,500	1,213,991
MTN Group Ltd.	424,266	6,770,636
Murray and Roberts Holdings Ltd.	454,570	5,068,646
Sasol Ltd.	184,100	10,878,690

		46,556,065

South Korea — 12.8%
CJ Home Shopping	49,900	3,272,444
Dongkuk Steel Mill Co. Ltd.	68,000	2,931,791
GS Engineering and Construction Corp.	10,680	1,169,026
Hyundai Mobis	50,000	4,048,564
Hyundai Motor Co.	20,000	1,357,488
Kia Motors Corp.	184,680	1,950,876	A
Kookmin Bank — ADR	65,800	3,849,958
Korea Exchange Bank	200,000	2,743,655
KT Corp.	60,000	2,566,799
KT&G Corp.	66,760	5,743,894
Kumho Industrial Co. Ltd.	110,000	2,529,038
LG Corp.	60,000	3,894,651
LG Electronics Inc.	44,412	5,031,138
LG.Philips LCD Co. Ltd.	82,000	3,072,893
LIG Non-Life Insurance Co. Ltd.	185,000	4,421,395
MegaStudy Co. Ltd.	7,000	2,216,338
POSCO	7,000	3,640,361

16        Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value
South Korea — Continued
Samsung Electronics Co. Ltd.	26,615	$15,902,084
Samsung Fire and Marine Insurance Co. Ltd.	8,000	1,671,048
SFA Engineering Corp.	40,000	2,542,899
Shinhan Financial Group Co. Ltd.	110,000	4,973,950

		79,530,290

Taiwan — 7.9%
Asia Cement Corp.	1,708,000	2,560,340
Asustek Computer Inc.	161,000	438,131
AU Optronics Corp.	627,816	986,618
China Life Insurance Co. Ltd	3,305,000	2,444,478	A
China Steel Corp.	3,369,900	5,201,457
Chunghwa Telecom Co. Ltd. — ADR	94,944	2,408,729
Farglory Land Development Co. Ltd.	751,000	2,343,086
First Financial Holding Co. Ltd.	3,530,000	3,872,731
First Steamship Co. Ltd.	290,000	480,579	A
Formosa Chemicals and Fibre Corp.	422,000	831,404
Formosa Plastics Corp.	391,000	942,945
GeoVision Inc.	100,000	563,371
High Tech Computer Corp.	93,000	2,083,484
Hon Hai Precision Industry Co. Ltd.	443,160	2,182,731
Huaku Construction Corp.	1,123,000	3,192,927
Siliconware Precision Industries Co. — ADR	185,216	1,353,929
Taiwan Cement Corp.	1,204,000	1,626,330
Taiwan Mobile Co. Ltd.	2,902,609	5,403,005
Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,374	2,675,495	A
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	360,732	3,935,588	A
TSRC Corp.	353,000	549,509
Tung Ho Steel Enterprise Corp.	520,500	934,578
U-Ming Marine Transport Corp.	646,000	1,702,632
Wistron Corp.	344,703	492,871

		49,206,948

Semi-Annual Report to Shareholders        17

	Shares/Par	Value
Thailand — 1.0%
Banpu Public Company Limited	160,000	$2,526,694
PTT Public Company Limited	175,000	1,580,679
Total Access Communication Public Company Limited	67,400	101,801
Total Access Communication Public Company Limited	1,432,600	2,163,789

		6,372,963

Turkey — 2.0%
Akbank TAS	600,000	2,081,918
Aksigorta AS	247,800	835,497
Asya Katilim Bankasi AS	582,900	1,097,156	A
Asya Katilim Bankasi AS	1,165,800	2,194,313	A
Dogus GE Gayrimenkul Yatirim Ortakligi AS	450,000	279,881	A,C
Turk Hava Yollari Anonim Ortakligi	287,300	1,175,580	A
Turkcell Iletisim Hizmet AS	327,100	1,873,808
Yapi ve Kredi Bankasi AS	1,672,200	3,065,369	A

		12,603,522

United Arab Emirates — 0.2%
Shuaa Capital PSC	701,177	1,445,096

Total Common Stocks and Equity Interests
(Cost — $481,206,686)		562,457,458

Preferred Stocks — 2.7%
Brazil — 2.7%
Banco Itau Holding Financeira SA	55,750	1,139,110
Bradespar SA	58,600	1,609,801
Eletropaulo Metropolitana SA	28,000	656,697
Itausa — Investimentos Itau SA	734,504	4,681,859
Itausa — Investimentos Itau SA — RTS	5,018	31,986	D
Metalurgica Gerdau SA	110,600	3,604,637
Usinas Siderurgicas de Minas Gerais SA	98,100	4,857,349

Total Preferred Stocks (Cost — $11,419,143)		16,581,439

18        Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

Emerging Markets Trust — Continued

	Shares/Par	Value
Warrants — 1.3%
China — 0.5%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	380,610wts	$769,213	A,B
Qinghai Salt Lake Industrial Group Co.	179,340	2,282,460	A

		3,051,673

Netherlands Antilles — 0.8%
Global Investment House KSCC	1,243,330	4,765,684	A

Total Warrants (Cost — $5,048,482)		7,817,357

Corporate Bonds and Notes — 0.4%
HSBC Bank PLC, 0%, 10/27/08	$775,900	2,651,095	E

Total Corporate Bonds and Notes
(Cost — $1,945,435)		2,651,095

Repurchase Agreements — 3.2%
Bank of America
2.20%, dated 6/30/08, to be repurchased at $9,880,549 on 7/1/08 (Collateral: $10,120,000 Fannie Mae note, 3.375%, due 5/19/11, value $10,101,974)	9,879,945	9,879,945

Semi-Annual Report to Shareholders        19

	Shares/Par	Value
Repurchase Agreements — 3.2% — Continued
Goldman, Sachs & Company
2.36%, dated 6/30/08, to be repurchased at $9,880,593 on 7/1/08 (Collateral: $10,518,625 Fannie Mae mortgage-backed securities, 5%, due 5/1/38, value $10,127,098)	$9,879,945	$9,879,945

Total Repurchase Agreements
(Cost — $19,759,890)		19,759,890

Total Investments — 98.1%
(Cost — $519,379,636)E		609,267,239
Other Assets Less Liabilities — 1.9%		11,931,617

Net Assets — 100.0%		$621,198,856

A	Non-income producing.
B

Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.44% of net assets.

C	Illiquid security valued at fair value under procedures approved by the Board of Directors.
D	Security valued at fair value under procedures approved by the Board of Directors.
E	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$121,912,596
Gross unrealized depreciation	(32,024,993)

Net unrealized appreciation	$89,887,603

ADR — American Depository Receipt
GDR — Global Depository Receipt
RTS — Rights

See notes to financial statements.

20        Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Emerging Markets Trust

June 30, 2008

(Unaudited)

Assets:
Investment securities at market value
(Cost – $499,619,746)		$589,507,349
Short-term securities at value
(Cost – $19,759,890)		19,759,890
Foreign currency at value
(Cost – $2,046,904)		2,048,846
Receivable for fund shares sold		21,169,322
Receivable for securities sold		3,310,956
Dividends and interest receivable		1,489,304

Total assets		637,285,667
Liabilities:
Payable for securities purchased	$10,913,578
Payable for fund shares repurchased	3,362,391
Accrued distribution and service fees	470,118
Accrued management fee	513,379
Payable for foreign capital gains taxes	426,990
Accrued expenses	400,355

Total liabilities		16,086,811

Net Assets		$621,198,856

Net assets consist of:
Accumulated paid-in-capital		$512,623,539
Undistributed net investment income		1,346,299
Accumulated net realized gain on investments and foreign currency transactions		17,635,204
Unrealized appreciation of investments and foreign currency translations		89,593,814	A

Net Assets		$621,198,856

Net Asset Value Per Share:
Primary Class (18,877,763 shares outstanding)		$24.72

Financial Intermediary Class (322,709 shares outstanding)		$25.10

Institutional Class (5,830,898 shares outstanding)		$25.12

A	Net of deferred foreign taxes of $295,731.

See notes to financial statements.

Semi-Annual Report to Shareholders        21

Statement of Operations

Emerging Markets Trust

For the Six Months Ended June 30, 2008

(Unaudited)

Investment Income:
Dividends	$7,904,077
Interest	262,097
Less: Foreign taxes withheld	(579,641)

Total income			$7,586,533
Expenses:
Management fees	2,885,061
Distribution and service fees:
Primary Class	2,409,438
Financial Intermediary Class	9,743
Audit and legal fees	31,350
Custodian fees	408,875
Directors’ fees and expenses	35,947
Registration fees	36,024
Reports to shareholders	44,700
Transfer agent and shareholder servicing expense:
Primary Class	168,661
Financial Intermediary Class	8,964
Institutional Class	8,733
Other expenses	25,356

	6,072,852
Less: Expenses reimbursed by adviser	(67,597)
Compensating balance credits	(5,239)

Net expenses			6,000,016

Net Investment Income			1,586,517
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	18,537,651	A
Foreign currency transactions	(469,813)

			18,067,838
Change in unrealized appreciation/(depreciation) of:
Investments and foreign currency translations	(86,724,483	)B
Assets and liabilities denominated in foreign currency	(1,986)

			(86,726,469)

Net Realized and Unrealized Loss on Investments			(68,658,631)

Change in Net Assets Resulting From Operations			$(67,072,114)

A	Net of foreign taxes withheld of $219,027.
B	Net of deferred foreign taxes of $295,731.

See notes to financial statements.

22        Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Emerging Markets Trust

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007
	(Unaudited)
Change in Net Assets:
Net investment income (loss)	$1,586,517	$(781,079)
Net realized gain	18,067,838	93,338,125
Change in unrealized appreciation/(depreciation)	(86,726,469)	82,024,316

Change in net assets resulting from operations	(67,072,114)	174,581,362

Distributions to shareholders from:
Net investment income:
Primary Class	—	(394,808)
Financial Intermediary Class	—	(58,308)
Institutional Class	—	(548,153)
Net realized gain on investments:
Primary Class	(7,008,934)	(84,009,114)
Financial Intermediary Class	(117,311)	(1,096,529)
Institutional Class	(1,824,006)	(9,866,048)
Change in net assets from fund share transactions:
Primary Class	11,427,696	98,076,362
Financial Intermediary Class	1,355,117	7,292,221
Institutional Class	97,603,013	24,806,365

Change in net assets	34,363,461	208,783,350

Net Assets:
Beginning of period	586,835,395	378,052,045

End of period	$621,198,856	$586,835,395

Under/(Over) distributions of net investment income	$1,346,300	$(239,385)

See notes to financial statements.

Semi-Annual Report to Shareholders        23

Financial Highlights

Emerging Markets Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$28.06		$23.20		$19.80		$16.70	$14.69	$8.64

Investment operations:
Net investment income/(loss)	.05	A	(.07	)A	(.04	)A	.07	(.01)	.05
Net realized and unrealized gain/(loss)	(3.02)		10.36		6.38		6.04	2.98	6.00

Total from investment operations	(2.97)		10.29		6.34		6.11	2.97	6.05

Distributions from:
Net investment income	—		(.03)		—		(.02)	—	—
Net realized gain on investments	(.37)		(5.40)		(2.94)		(2.99)	(.96)	—

Total distributions	(.37)		(5.43)		(2.94)		(3.01)	(.96)	—

Net asset value, end of period	$24.72		$28.06		$23.20		$19.80	$16.70	$14.69

Total return	(10.58	)%B	45.74%		33.18%		38.51%	20.51%	70.26%
Ratios to Average Net Assets:C
Total expenses	2.27	%D	2.34%		2.38%		2.54%	2.62%	2.99%
Expenses net of waivers, if any	2.25	%D	2.25%		2.25%		2.25%	2.31%	2.50%
Expenses net of all reductions	2.25	%D	2.25%		2.25%		2.25%	2.31%	2.50%
Net investment income (loss)	.39	%D	(.27)%		(.17)%		.45%	(.08)%	.40%
Supplemental Data:
Portfolio turnover rate	33.0	%B	88.8%		96.4%		132.6%	149.1%	169.2%
Net assets, end of period (in thousands)	$466,616		$518,255		$349,674		$214,123	$145,835	$96,203

A	Computed using average daily shares outstanding.
B	Not annualized.
C

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

D	Annualized.

See notes to financial statements.

24        Semi-Annual Report to Shareholders

Financial Highlights — Continued

Emerging Markets Trust

For a share of each class of capital stock outstanding:

Financial Intermediary Class:

	Six Months Ended June 30, 2008		Year Ended December 31, 2007E

	(Unaudited)
Net asset value, beginning of period	$28.38		$27.18

Investment operations:
Net investment income	.15	A	.02	A
Net realized and unrealized gain/(loss)	(3.06)		6.08

Total from investment operations	(2.91)		6.10

Distributions from:
Net investment income	—		(.25)
Net realized gain on investments	(.37)		(4.65)

Total distributions	(.37)		(4.90)

Net asset value, end of period	$25.10		$28.38

Total return	(10.25	)%B	23.09	%B
Ratios to Average Net Assets:C
Total expenses	1.68	%D	1.77	%D
Expenses net of waivers, if any	1.50	%D	1.50	%D
Expenses net of all reductions	1.50	%D	1.50	%D
Net investment income	1.13	%D	.13	%D
Supplemental Data:
Portfolio turnover rate	33.0	%B	88.8	%B
Net assets, end of period (in thousands)	$8,099		$7,706

E	For the period June 29, 2007 (commencement of operations) to December 31, 2007.

See notes to financial statements.

Semi-Annual Report to Shareholders         25

Financial Highlights — Continued

Emerging Markets Trust

For a share of each class of capital stock outstanding:

Institutional Class:

	Six Months Ended June 30, 2008		Years Ended December 31,
			2007		2006		2005F
	(Unaudited)
Net asset value, beginning of period	$28.36		$23.38		$19.74		$16.90

Investment operations:
Net investment income	.18	A	.21	A	.17	A	.04
Net realized and unrealized gain/(loss)	(3.05)		10.47		6.41		5.40

Total from investment operations	(2.87)		10.68		6.58		5.44

Distributions from:
Net investment income	—		(.30)		—		(.19)
Net realized gain on investments	(.37)		(5.40)		(2.94)		(2.41)

Total distributions	(.37)		(5.70)		(2.94)		(2.60)

Net asset value, end of period	$25.12		$28.36		$23.38		$19.74

Total return	(10.15	)%B	47.20%		34.52%		32.86	%B

Ratios to Average Net Assets:C
Total expenses	1.22	%D	1.30%		1.31%		1.47	%D
Expenses net of waivers, if any	1.19	%D	1.25%		1.25%		1.25	%D
Expenses net of all reductions	1.19	%D	1.25%		1.25%		1.25	%D
Net investment income	1.39	%D	.74%		.79%		.56	%D
Supplemental Data:
Portfolio turnover rate	33.0	%B	88.8%		96.4%		132.6	%B
Net assets, end of period (in thousands)	$146,471		$60,874		$28,378		$11,509

F	For the period June 23, 2005 (commencement of operations) to December 31, 2005.

See notes to financial statements.

26        Semi-Annual Report to Shareholders

Expense Example

International Equity Trust

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees on Primary Class, Class R and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2008, and held through June 30, 2008. The ending value assumes dividends were reinvested at the time they were paid.

Actual Expenses

The first line for each class in the table on the next page provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account if your shares were held for the entire period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the effect of any redemption fees, which is a transaction cost. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if a redemption fee applied to your transactions, your costs would have been higher.

Semi-Annual Report to Shareholders        27

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses PaidA During the Period 1/1/08 to 6/30/08
Primary Class:
Actual	$1,000.00	$943.75	$8.99
Hypothetical (5% return before expenses)	1,000.00	1,007.67	9.60
Class R:
Actual	$1,000.00	$944.55	$7.52
Hypothetical (5% return before expenses)	1,000.00	1,008.45	8.02
Financial Intermediary Class:
Actual	$1,000.00	$945.45	$5.62
Hypothetical (5% return before expenses)	1,000.00	1,009.46	6.00
Institutional Class:
Actual	$1,000.00	$946.40	$4.00
Hypothetical (5% return before expenses)	1,000.00	1,010.32	4.27

A

These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 1.92%, 1.60%, 1.20% and 0.85% for the Primary Class, Class R, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (182), and divided by 366.

28        Semi-Annual Report to Shareholders

Performance Information

International Equity Trust

The graphs on the following pages compare the Fund’s total returns to those of a closely matched broad-based securities market index. The graphs illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Class R, Financial Intermediary Class and Institutional Class shares of the Fund for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not take into account any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions at the time they were paid.

Total return measures investment performance in terms of appreciation or depreciation in a fund’s net asset value per share, plus dividends and any capital gain distributions. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders        29

Growth of a $10,000 Investment — Primary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return

One Year	-11.96%	-11.96%
Five Years	+117.77%	+16.84%
Ten Years	+54.82%	+4.47%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmason.com/individual investors. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	An unmanaged index based on the share prices of approximately 1,100 companies listed on stock exchanges around the world. Twenty countries are included in the Index’s portfolio.

30        Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Class R

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return

One Year	-11.63%	-11.63%
Life of Class*	-3.43%	-2.29%
* Inception date: December 28, 2006

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for the periods beginning December 31, 2006.

Semi-Annual Report to Shareholders        31

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return

One Year	-11.31%	-11.31%
Five Years	+125.90%	+17.70%
Life of Class*	+133.25%	+17.98%
* Inception date: May 16, 2003

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

C	Index returns are for periods beginning April 30, 2003.

32        Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended June 30, 2008

	Cumulative Total Return	Average Annual Total Return

One Year	-10.99%	-10.99%
Five Years	+129.81%	+18.11%
Ten Years	+71.31%	+5.53%

The performance data quoted represent past performance and do not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.lminstitutionalfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report to Shareholders        33

Industry Diversification

International Equity Trust

June 30, 2008

(Unaudited)

	% of Net Assets	Value
Aerospace and Defense	1.0%	$9,353,654
Airlines	0.2	2,128,890
Auto Components	1.4	12,826,824
Automobiles	2.6	23,628,801
Beverages	0.9	8,021,966
Chemicals	4.2	38,728,865
Commercial Banks	11.1	101,911,063
Commercial Services and Supplies	0.8	7,758,573
Communications Equipment	1.1	9,874,966
Construction and Engineering	2.3	22,000,350
Construction Materials	0.4	3,559,986
Consumer Finance	0.8	7,378,292
Containers and Packaging	0.0	349,712
Distributors	0.3	2,926,443
Diversified Financial Services	0.8	7,992,219
Diversified Telecommunication Services	3.7	34,893,161
Electric Utilities	3.5	32,981,485
Electrical Equipment	1.9	17,722,962
Electronic Equipment and Instruments	0.6	5,479,089
Energy Equipment and Services	1.5	13,534,566
Food and Staples Retailing	1.4	12,816,063
Food Products	2	18,446,262
Gas Utilities	0.8	7,505,118
Health Care Equipment and Supplies	0.3	2,593,594
Health Care Providers and Services	1.0	8,529,716
Hotels, Restaurants and Leisure	0.8	7,416,455
Household Durables	1.2	10,586,848
Household Products	0.9	8,063,764
Industrial Conglomerates	1.7	15,459,626
Insurance	6.2	58,259,426
IT Services	1.5	14,082,531
Leisure Equipment and Products	0.6	5,484,032
Machinery	1.1	10,744,643
Marine	0.9	8,953,028
Media	1.6	14,624,599
Metals and Mining	8.2	77,605,217
Multi-Utilities	1.5	14,374,590
Oil, Gas and Consumable Fuels	9.9	91,428,191
Pharmaceuticals	5.1	48,020,640
Real Estate Management and Development	1.0	9,242,891
Road and Rail	0.6	5,596,396
Software	1.1	9,889,617
Specialty Retail	0.2	1,729,626
Tobacco	2.0	18,710,897
Trading Companies and Distributors	3.9	36,321,933
Wireless Telecommunication Services	3.3	30,662,369
Short-Term Investments	1.4	12,871,444

Total Investment Portfolio	99.3	923,071,383
Other Assets Less Liabilities	0.7	6,196,865

Net Assets	100.0%	$929,268,248

34        Semi-Annual Report to Shareholders

Portfolio of Investments

International Equity Trust

June 30, 2008

(Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 97.6%

Australia — 2.0%
BHP Billiton Ltd.	188,250	$7,887,179
Coca-Cola Amatil Ltd.	368,450	2,476,292
Computershare Ltd.	407,250	3,596,052
Goodman Fielder Ltd.	1,064,547	1,433,991
Telstra Corp. Ltd.	796,100	3,236,226

		18,629,740

Austria — 2.0%
Erste Bank der Oesterreichischen
Sparkassen AG	85,600	5,332,812
OMV AG	55,500	4,360,047
Vienna Insurance Group	32,600	2,154,229
voestalpine AG	76,300	6,269,382

		18,116,470

Belgium — 0.5%
KBC Groep NV	40,300	4,478,420

Brazil — 0.6%
Banco do Brasil SA	141,000	2,310,968
Unibanco — Uniao de Bancos Brasileiros SA — GDR	22,800	2,894,004

		5,204,972

Canada — 4.1%
Addax Petroleum Corp.	116,000	5,608,641
Fairfax Financial Holdings Ltd.	19,800	5,074,431
Inmet Mining Corp.	41,900	2,784,556
Manulife Financial Corp.	113,800	3,984,788
Nortel Networks Corp.	171	1,406	A
Oilexco Inc.	247,700	4,733,152	A
Petro-Canada	53,600	3,005,789

Semi-Annual Report to Shareholders        35

	Shares/Par	Value
Canada — Continued
Power Corp. of Canada	115,500	$3,540,760
Rogers Communications Inc.	86,800	3,371,768
Shaw Communications Inc.	181,100	3,702,378
WestJet Airlines Ltd.	158,600	2,128,890	A
Yellow Pages Income Fund	57,400	498,812	B

		38,435,371

China — 0.7%
China Overseas Land and Investment Ltd.	2,588,695	4,090,200
Pacific Basin Shipping Ltd.	1,799,000	2,570,214

		6,660,414

Denmark — 1.6%
Carlsberg A/S — Class B	57,375	5,545,674
D/S Norden A/S	23,300	2,510,537
FLSmidth & Co. A/S	49,750	5,465,589
Trygvesta A/S	23,250	1,645,540

		15,167,340

Finland — 3.3%
KCI Konecranes Oyj	99,900	4,139,683
Nokia Oyj	404,554	9,873,560
Nokian Renkaat OYJ	89,350	4,293,785
Outotec Oyj	76,900	4,904,703
Pohjola Bank PLC	173,000	3,003,818
Sampo Oyj	99,300	2,511,136
Wartsila Corp.	35,600	2,240,849

		30,967,534

France — 7.2%
BNP Paribas	86,900	7,878,354
Cap Gemini SA	67,500	3,981,855
Carrefour SA	88,100	4,991,619
CNP Assurances	37,200	4,206,019

36        Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value
France — Continued
France Telecom SA	272,300	$8,027,260
Lafarge SA	23,200	3,559,986
Lagardere SCA	63,700	3,630,227
Peugeot SA	78,100	4,244,144
Suez SA	88,900	6,056,662
Thales SA	99,900	5,697,967
Total SA	96,900	8,275,018
Vivendi	178,900	6,793,182

		67,342,293

Germany — 9.5%
BASF AG	172,400	11,902,975
Bayer AG	128,900	10,857,448
DaimlerChrysler AG	117,050	7,244,172
E.ON AG	69,700	14,073,343
Fresenius Medical Care AG and Co.	82,350	4,542,569
Kloeckner and Co. AG	69,600	3,989,494
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	22,550	3,953,042
RWE AG	65,801	8,317,928
Salzgitter AG	19,700	3,612,976
SGL Carbon AG	44,100	3,098,289	A
Siemens AG	41,150	4,572,229
Stada Arzneimittel AG	38,700	2,781,712
Tognum AG	206,250	5,563,442
Volkswagen AG	12,500	3,609,699

		88,119,318

Greece — 0.6%
Alpha Bank A.E.	177,439	5,367,798

Semi-Annual Report to Shareholders        37

	Shares/Par	Value
Hong Kong — 0.8%
Esprit Holdings Ltd.	166,500	$1,729,626
Kerry Properties Ltd.	473,500	2,486,720
Li and Fung Ltd.	971,000	2,926,443

		7,142,789

Ireland — 0.1%
Iaws Group PLC	55,000	1,377,862

Italy — 3.9%
Alleanza Assicurazioni SpA	258,700	2,810,454
Assicurazioni Generali SpA	60,500	2,323,040
Enel SpA	795,200	7,567,618
ENI SpA	193,254	7,216,435
Fiat SpA	193,800	3,178,706
Finmeccanica SpA	139,100	3,655,687
Fondiaria-Sai SpA	54,900	1,819,969
Prysmian SpA	170,908	4,332,757
Saipem SpA	77,700	3,651,911

		36,556,577

Japan — 18.1%
Aisin Seiki Co. Ltd.	124,700	4,094,118
Alfresa Holdings Corp.	47,300	3,382,556
Casio Computer Co. Ltd.	154,900	1,766,820
Central Japan Railway Co.	507	5,596,396
Credit Saison Co. Ltd.	143,200	3,012,746
Exedy Corp.	20,700	545,842
Fukuoka Financial Group Inc.	1,525,000	6,891,599
Hino Motors Ltd.	703,000	4,364,111
Hitachi Chemical Co. Ltd.	96,800	2,004,585
Hokuhoku Financial Group Inc.	1,480,000	4,300,580
INPEX Holdings Inc.	227	2,869,758
Itochu Corp.	584,000	6,231,464
Japan Petroleum Exploration Co. Ltd.	52,400	3,747,271

38        Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value
Japan — Continued
KDDI Corp.	901	$5,576,263
Kuraray Co. Ltd.	320,500	3,828,039
Mitsubishi Corp.	253,000	8,354,168
Mitsubishi Tanabe Pharma Corp.	417,000	5,460,597
Mitsubishi UFJ Financial Group Inc.	705,700	6,265,047
Mitsui and Co. Ltd.	515,800	11,411,397
Mizuho Financial Group Inc.	470	2,199,349
Nidec Corp.	57,200	3,815,312
Nintendo Co. Ltd.	17,500	9,889,617
Nippon Electric Glass Co. Ltd.	96,000	1,663,777
Nippon Yusen Kabushiki Kaisha	402,000	3,872,277
Nipponkoa Insurance Co. Ltd.	473,000	4,109,939
Nitto Denko Corp.	172,200	6,628,388
NTT DoCoMo Inc.	3,527	5,190,924
Osaka Gas Co. Ltd.	2,045,000	7,505,118
Promise Co. Ltd.	155,800	4,365,546
Sankyo Co. Ltd.	84,000	5,484,032
Sekisui House Ltd.	489,000	4,571,904
Shin-Etsu Chemical Co. Ltd.	56,500	3,507,430
Sojitz Corp.	1,023,700	3,418,933
Sumitomo Corp.	221,600	2,916,477
Suzuki Motor Corp.	107,500	2,545,639
Toppan Printing Co. Ltd.	225,000	2,481,485
Toyoda Gosei Co. Ltd.	36,400	1,064,579
Toyota Motor Corp.	59,375	2,806,441

		167,740,524

Luxembourg — 1.5%
ArcelorMittal	144,567	14,304,566

Semi-Annual Report to Shareholders        39

	Shares/Par	Value
Netherlands — 3.0%
Corio NV	34,093	$2,665,971
ING Groep N.V.	91,700	2,926,493
Koninklijke (Royal) KPN N.V.	455,200	7,817,621
Koninklijke (Royal) Philips Electronics N.V.	79,600	2,710,277
Koninklijke Ahold N.V.	581,500	7,824,444
Koninklijke Boskalis Westminster NV	71,500	3,835,915

		27,780,721

Norway — 1.3%
DNB NOR ASA	475,400	6,057,182
Petroleum Geo-Services ASA	84,300	2,071,925	A
Telenor ASA	191,600	3,609,088

		11,738,195

Portugal — 1.0%
Banco Espirito Santo SA	198,910	3,105,819
EDP — Energias de Portugal SA	1,093,500	5,711,474

		8,817,293

Russia — 0.3%
Gazprom — ADR	44,500	2,581,000

Singapore — 0.5%
China Flexible Packaging Holdings Ltd.	1,560,000	349,712	B
Keppel Corp. Ltd.	576,000	4,716,210

		5,065,922

South Africa — 0.3%
Aveng Ltd.	424,556	3,156,348

40        Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value
South Korea — 1.6%
GS Engineering and Construction Corp.	42,370	$4,637,795
KT&G Corp.	69,540	5,983,079
LG Electronics Inc.	37,500	4,248,124

		14,868,998

Spain — 5.5%
Banco Bilbao Vizcaya Argentaria SA	342,300	6,563,619
Banco Santander Central Hispano SA	699,200	12,856,364
Corporacion Financiera Alba SA	35,000	2,061,908
Indra Sistemas SA	249,900	6,504,624
Mapfre SA	1,025,000	4,909,568
Red Electrica de Espana	86,400	5,629,050
Telefonica SA	458,825	12,202,966

		50,728,099

Sweden — 0.5%
SSAB Svenskt Stal AB	105,000	3,402,491
Swedbank AB	86,800	1,680,423

		5,082,914

Switzerland — 4.8%
ABB Ltd.	165,700	4,728,474	A
Baloise Holding AG	42,100	4,448,333
Nestle SA	346,040	15,634,409
Novartis AG	179,600	9,920,460
Roche Holding AG	34,750	6,278,784
Swiss Life Holding	14,850	3,980,999	A

		44,991,459

United Kingdom — 22.3%
Amec PLC	242,500	4,300,854
Anglo American PLC	150,621	10,583,291
AstraZeneca PLC	243,300	10,385,191
BG Group PLC	522,776	13,615,830

Semi-Annual Report to Shareholders        41

	Shares/Par	Value
United Kingdom — Continued
BHP Billiton PLC	179,200	$6,856,337
BP PLC	1,453,800	16,897,105
British American Tobacco PLC	211,600	7,332,771
Compass Group PLC	805,400	6,090,828
Cookson Group PLC	276,773	3,460,910
GKN PLC	636,500	2,828,500
GlaxoSmithKline PLC	594,874	13,193,896
Hays PLC	1,165,400	2,101,728
HSBC Holdings PLC	1,337,175	20,671,069
Imperial Tobacco Group PLC	144,700	5,395,047
Legal & General Group PLC	1,538,600	3,072,178
Petrofac Ltd.	238,500	3,509,876
Reckitt Benckiser Group PLC	159,000	8,063,764
Rio Tinto PLC	124,800	14,944,097
Royal Dutch Shell PLC	266,770	10,985,134
Royal Dutch Shell PLC — B shares	187,139	7,533,011
Southern Cross Healthcare Ltd.	233,381	604,591
Standard Chartered PLC	107,300	3,057,656
Standard Life PLC	888,800	3,715,001
Tui Travel PLC	324,500	1,325,627
Vodafone Group PLC	5,559,345	16,523,414
WS Atkins PLC	149,200	3,175,360
Xstrata PLC	86,800	6,960,342

		207,183,408

Total Common Stocks and Equity Interests
(Cost — $884,450,744)		907,606,345

Preferred Stocks — 0.3%
Germany — 0.3%
Fresenius AG	30,000	2,593,594

Total Preferred Stocks (Cost — $545,009)		2,593,594

42        Semi-Annual Report to Shareholders

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value
Repurchase Agreements — 1.4%
Bank of America 2.20%, dated 6/30/08, to be repurchased at $6,436,115 on 7/1/08 (Collateral: $5,490,000 Fannie Mae note, 6.625%, due 11/15/30, value $6,564,839)	$6,435,722	$6,435,722
Goldman, Sachs & Company 2.36%, dated 6/30/08, to be repurchased at $6,436,144 on 7/1/08 (Collateral: $6,851,837 Fannie Mae mortgage-backed securities, 5%, due 5/1/38, value $6,596,797)	6,435,722	6,435,722

Total Repurchase Agreements (Cost — $12,871,444)		12,871,444

Total Investments — 99.3% (Cost — $897,867,197)D		923,071,383
Other Assets Less Liabilities — 0.7%		6,196,865

Net Assets — 100.0%		$929,268,248

N.M. Not Meaningful.

A	Non-income producing.
B	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
C	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$89,684,090
Gross unrealized depreciation	(64,479,904)

Net unrealized appreciation	$25,204,186

ADR — American Depository Receipt

GDR — Global Depository Receipt

See notes to financial statements.

Semi-Annual Report to Shareholders        43

Statement of Assets and Liabilities

International Equity Trust

June 30, 2008

(Unaudited)

Assets:
Investment securities at market value (Cost – $884,995,753)		$910,199,939
Short-term securities at value (Cost – $12,871,444)		12,871,444
Foreign currency at value (Cost – $6,129,511)		6,200,148
Receivable for securities sold		14,707,097
Dividends and interest receivable		1,824,818
Receivable for fund shares sold		782,448

Total assets		946,585,894
Liabilities:
Payable for securities purchased	$13,330,293
Payable for fund shares repurchased	2,700,511
Accrued management fee	591,328
Accrued distribution and service fees	356,006
Accrued expenses	339,508

Total liabilities		17,317,646

Net Assets		$929,268,248

Net assets consist of:
Accumulated paid-in-capital		$947,532,057
Undistributed net investment income		14,898,292
Accumulated net realized loss on investments and foreign currency transactions		(58,436,924)
Unrealized appreciation of investments and foreign currency translations		25,274,823

Net Assets		$929,268,248

Net Asset Value Per Share:
Primary Class (23,345,880 shares outstanding)		$17.11

Class R (268,894 shares outstanding)		$17.71

Financial Intermediary Class (2,793,414 shares outstanding)		$17.80

Institutional Class (26,674,254 shares outstanding)		$17.82

See notes to financial statements.

44        Semi-Annual Report to Shareholders

Statement of Operations

International Equity Trust

For the Six Months Ended June 30, 2008

(Unaudited)

Investment Income:
Dividends	$23,428,509
Interest	352,157
Less: Foreign taxes withheld	(2,203,327)

Total income		$21,577,339
Expenses:
Management fees	3,695,931
Distribution and service fees:
Primary Class	2,191,160
Class R	9,669
Financial Intermediary Class	63,074
Audit and legal fees	29,400
Custodian fees	229,501
Directors’ fees and expenses	44,864
Registration fees	40,662
Reports to shareholders	56,700
Transfer agent and shareholder servicing expense:
Primary Class	175,293
Class R	7,032
Financial Intermediary Class	27,753
Institutional Class	19,700
Other expenses	43,703

	6,634,442
Less: Expenses reimbursed by adviser	(1,318)

Net expenses		6,633,124

Net Investment Income		14,944,215
Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on:
Investments	(54,653,777)
Foreign currency transactions	5,005

		(54,648,772)

Change in unrealized appreciation/(depreciation) of:
Investments and foreign currency translations	(78,012,365)
Assets and liabilities denominated in foreign currency	40,870

		(77,971,495)

Net Realized and Unrealized Loss on Investments		(132,620,267)

Change in Net Assets Resulting From Operations		$(117,676,052)

See notes to financial statements.

Semi-Annual Report to Shareholders        45

Statement of Changes in Net Assets

International Equity Trust

	For the Six Months Ended	For the Year Ended
	June 30, 2008	December 31, 2007
	(Unaudited)
Change in Net Assets:
Net investment income	$14,944,215	$12,177,079
Net realized gain/(loss)	(54,648,772)	72,354,236
Change in unrealized appreciation/depreciation	(77,971,495)	(7,200,728)

Change in net assets resulting from operations	(117,676,052)	77,330,587
Distributions to shareholders from:
Net investment income:
Primary Class	(666,081)	(2,804,735)
Class R	(7,575)	(42,898)
Financial Intermediary Class	(78,586)	(699,495)
Institutional Class	(750,607)	(7,979,243)
Net realized gain on investments:
Primary Class	—	(43,391,364)
Class R	—	(268,049)
Financial Intermediary Class	—	(4,207,742)
Institutional Class	—	(41,630,864)
Change in net assets from fund share transactions:
Primary Class	(49,805,529)	63,360,707
Class R	1,509,352	4,025,571
Financial Intermediary Class	1,696,687	25,972,955
Institutional Class	6,497,747	329,046,160

Change in net assets	(159,280,644)	398,711,590
Net Assets:
Beginning of period	1,088,548,892	689,837,302

End of period	$929,268,248	$1,088,548,892

Under distributed net investment income	$14,898,292	$1,456,925

See notes to financial statements.

46        Semi-Annual Report to Shareholders

Financial Highlights

International Equity Trust

For a share of each class of capital stock outstanding:

Primary Class:

	Six Months Ended June 30,		Years Ended December 31,
	2008		2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$19.31		$19.66		$16.06		$13.52	$11.21	$8.02

Investment operations:
Net investment income	0.21	A	.16	A	.04	A	.05	.02	.03
Net realized and unrealized gain/(loss)	(2.38)		1.42		4.19		2.53	2.31	3.16

Total from investment operations	(2.17)		1.58		4.23		2.58	2.33	3.19

Distributions from:
Net investment income	(.03)		(.12)		(.01)		(.04)	(.02)	(.00	)B
Net realized gain on investments	—		(1.81)		(.62)		—	—	—

Total distributions	(.03)		(1.93)		(.63)		(.04)	(.02)	(.00)

Net asset value, end of period	$17.11		$19.31		$19.66		$16.06	$13.52	$11.21

Total return	(11.25	)%C	8.27%		26.39%		19.11%	20.86%	39.82%
Ratios to Average Net Assets:D
Total expenses	1.92	%E	1.92%		2.00%		2.11%	2.18%	2.39%
Expenses net of waivers, if any	1.92	%E	1.92%		2.00%		2.10%	2.13%	2.25%
Expenses net of all reductions	1.92	%E	1.91%		2.00%		2.10%	2.13%	2.25%
Net investment income	2.43	%E	.75%		.21%		.42%	.25%	.42%
Supplemental Data:
Portfolio turnover rate	55.2	%C	119.9%		111.2%		118.0%	114.7%	130.9%
Net assets, end of period (in thousands)	$399,540		$505,182		$449,534		$244,899	$180,864	$129,535

A	Computed using average daily shares outstanding. B Amount less than $.01 per share.
C	Not annualized.
D

Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders        47

Class R:

	Six Months Ended June 30,		Years Ended December 31,
	2008		2007		2006F
	(Unaudited)
Net asset value, beginning of period	$19.95		$20.32		$20.33

Investment operations:
Net investment income	.26	A	.07	A	—	A
Net realized and unrealized gain/(loss)	(2.47)		1.64		(.01)

Total from investment operations	(2.21)		1.71		(.01)

Distributions from:
Net investment income	(.03)		(.27)		—
Net realized gain on investments	—		(1.81)		—

Total distributions	(.03)		(2.08)		—

Net asset value, end of period	$17.71		$19.95		$20.32

Total return	(11.09	)%C	8.67%		(.05	)%C
Ratios to Average Net Assets:D
Total expenses	1.66	%E	1.96%		1.40	%E
Expenses net of waivers, if any	1.60	%E	1.60%		1.40	%E
Expenses net of all reductions	1.60	%E	1.60%		1.40	%E
Net investment income (loss)	2.87	%E	.31%		(1.35	)%E
Supplemental Data:
Portfolio turnover rate	55.2%		119.9%		111.2	%E
Net assets, end of period (in thousands)	$4,761		$3,712		$10

F	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

See notes to financial statements.

48        Semi-Annual Report to Shareholders

Financial Highlights — Continued

Legg Mason Focus Trust, Inc. — Continued

Financial Intermediary Class:

	Six Months Ended June 30,		Years Ended December 31,
	2008		2007		2006		2005	2004	2003G
	(Unaudited)
Net asset value, beginning of period	$20.01		$20.33		$16.54		$13.94	$11.53	$9.03

Investment operations:
Net investment income	.29	A	.30	A	.16	A	.18	.11	.01
Net realized and unrealized gain/(loss)	(2.47)		1.48		4.34		2.60	2.38	2.59

Total from investment operations	(2.18)		1.78		4.50		2.78	2.49	2.60

Distributions from:
Net investment income	(.03)		(.29)		(.09)		(.18)	(.08)	(.10)
Net realized gain on investments	—		(1.81)		(.62)		—	—	—

Total distributions	(.03)		(2.10)		(.71)		(.18)	(.08)	(.10)

Net asset value, end of period	$17.80		$20.01		$20.33		$16.54	$13.94	$11.53

Total return	(10.91	)%C	9.03%		27.28%		20.03%	21.72%	29.12	%C
Ratios to Average Net Assets:D
Total expenses	1.20	%E	1.20%		1.27%		1.43%	1.55%	1.72	%E
Expenses net of waivers, if any	1.20	%E	1.20%		1.27%		1.35%	1.39%	1.50	%E
Expenses net of all reductions	1.20	%E	1.20%		1.27%		1.35%	1.39%	1.50	%E
Net investment income	3.19	%E	1.39%		.86%		1.20%	1.00%	.54	%E
Supplemental Data:
Portfolio turnover rate	55.2	%C	119.9%		111.2%		118.0%	114.7%	130.9	%C
Net assets, end of period (in thousands)	$49,729		$54,058		$30,502		$15,710	$13,661	$12,357

G	For the period May 16, 2003 (commencement of operations) to December 31, 2003.

See notes to financial statements.

Semi-Annual Report to Shareholders        49

Institutional Class:

	Six Months Ended June 30,		Years Ended December 31,
	2008		2007		2006		2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$19.99		$20.29		$16.50		$13.98	$11.56	$8.27

Investment operations:
Net investment income	.33	A	.39	A	.17	A	.18	.14	.07	A
Net realized and unrealized gain/(loss)	(2.47)		1.46		4.39		2.64	2.39	3.32

Total from investment operations	(2.14)		1.85		4.56		2.82	2.53	3.39

Distributions from:
Net investment income	(.03)		(.34)		(.15)		(.30)	(.11)	(.10)
Net realized gain on investments	—		(1.81)		(.62)		—	—	—

Total distributions	(.03)		(2.15)		(.77)		(.30)	(.11)	(.10)

Net asset value, end of period	$17.82		$19.99		$20.29		$16.50	$13.98	$11.56

Total return	(10.72	)%C	9.40%		27.70%		20.38%	22.06%	41.32%
Ratios to Average Net Assets:D
Total expenses	.85	%E	.84%		.93%		1.01%	1.07%	1.36%
Expenses net of waivers, if any	.85	%E	.84%		.93%		1.01%	1.07%	1.25%
Expenses net of all reductions	.85	%E	.84%		.93%		1.01%	1.07%	1.25%
Net investment income	3.55	%E	1.83%		.88%		1.30%	1.29%	.75%
Supplemental Data:
Portfolio turnover rate	55.2	%C	119.9%		111.2%		118.0%	114.7%	130.9%
Net assets, end of period (in thousands)	$475,238		$525,597		$209,791		$21,475	$8,618	$3,544

See notes to financial statements.

50        Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Global Trust, Inc.

(Unaudited)

1. Organization and Significant Accounting Policies:

The Legg Mason Global Trust, Inc. (“Corporation”), consisting of the Emerging Markets Trust (“Emerging Markets”) and the International Equity Trust (“International Equity”) (each a “Fund”), is registered under the Investment Company Act of 1940 as amended (“1940 Act”), as an open-end investment company. Emerging Markets and International Equity are diversified Funds.

Each Fund has at least four authorized classes of shares: Primary Class, Financial Intermediary Class, Institutional Class and Institutional Select Class. International Equity has one additional authorized class of shares: Class R. The income and expenses of Emerging Markets and International Equity are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class, Class R and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Investment Valuation

The Funds’ securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for reporting methods of measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange

Semi-Annual Report to Shareholders        51

on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Corporation’s Board of Directors.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Emerging Markets Trust

	6/30/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$609,267,239	$576,297,925	$32,969,314	$—
Other Financial Instruments*	12,375	—	12,375	—

Total	$609,279,614	$576,297,925	$32,981,689	$—

*	Other financial instruments include options, futures, swaps and forward foreign currency contracts.

International Equity Trust

	6/30/08	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$923,071,383	$910,199,939	$12,871,444	$—
Other Financial Instruments*	23,154	—	23,154	—

Total	$923,094,537	$910,199,939	$12,894,598	$—

*	Other financial instruments include options, futures, swaps and forward foreign currency contracts.

52        Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the period ended June 30, 2008, security transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t. Securities	Other	U.S. Gov’t. Securities	Other
Emerging Markets	$—	$273,167,494	$—	$184,724,889
International Equity	—	$551,919,194	—	$539,213,663

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities for each fund.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the Fund to resell, the debt obligation at an agreed-upon price and time, thereby determining the yield during a Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Each Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Semi-Annual Report to Shareholders        53

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on each Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Investment Income and Distributions to Shareholders

Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, which are calculated at the class level, if available, will be paid annually for Emerging Markets and International Equity. Net capital gain distributions are calculated at the composite level. Each Fund distributes substantially all of its net capital gain, if any, annually in June. If necessary, a second distribution of such gains will be paid to avoid imposition of a federal excise tax. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within a Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Illiquid and Restricted Securities

Each Fund may invest up to 15% of its net assets in illiquid and restricted securities. Securities are deemed “illiquid” if they cannot be disposed of within seven days for approximately the price at which the Fund values the security. Restricted securities are subject to legal or contractual restrictions on resale. These securities may be sold only in privately negotiated transactions, unless the security is subsequently registered or exempt from registration. Illiquid securities are valued at fair value under procedures approved by or under the general oversight of the Board of Directors. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted and/or illiquid securities are denoted on a Fund’s portfolio of investments.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

54        Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

2. Federal Income Taxes:

It is the Funds’ policy to continue to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2008.

3. Financial Instruments:

Emerging Market Securities

Each Fund invests in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Each Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Each Fund’s investments in securities of issuers located in less developed countries considered to be “emerging markets” involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose each Fund to operational and other risks as well.

Semi-Annual Report to Shareholders        55

Some countries may have restrictions that could limit each Fund’s access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject each Fund to increased volatility or substantial declines in value.

Each Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. Each Fund accrues such taxes when the related income is earned or gains are realized.

Gains realized upon disposition of Indian and Thai securities held by each Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to the repatriation of sales proceeds. As of June 30, 2008, there were deferred tax liabilities accrued on unrealized gains of $295,731 for emerging markets. Foreign income taxes are accrued by each Fund and withheld from dividend and interest income.

Forward Currency Exchange Contracts

As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked to market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

56        Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

4. Transactions With Affiliates:

Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at a specified annual rate of each Fund’s average daily net assets.

LMFA currently intends to voluntarily waive fees or reimburse expenses to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month the annual rates of average daily net assets specified below. For the period ended June 30, 2008, LMFA reimbursed Emerging Markets $67,597 and International Equity $1,318. The voluntary waivers are currently expected to continue until April 30, 2009, but may be terminated at any time. The following chart shows annual rates of management fees, and expense limits. There were no management fees waived as of June 30, 2008.

Fund	Management Fee	Expense Limitation
Emerging Markets
Primary Class	1.00%	2.25%
Financial Intermediary Class	1.00%	1.50%
Institutional Class	1.00%	N/A
Institutional Select Class	1.00%	1.25%
International Equity
Primary Class	0.75%	2.10%
Class R	0.75%	1.60%
Financial Intermediary Class	0.75%	1.35%
Institutional Class	0.75%	N/A
Institutional Select Class	0.75%	1.10%

Batterymarch Financial Management, Inc. (“Batterymarch”) serves as investment adviser to Emerging Markets and International Equity. Batterymarch is responsible for the actual investment activity of these Funds. LMFA pays Batterymarch a fee for its services at an annual rate equal to 75% of the fee received from Emerging Markets and 66 2/3% of the fee received by LMFA from International Equity.

Semi-Annual Report to Shareholders        57

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor for the Funds. LMIS receives an annual distribution fee and an annual service fee based on each Fund’s respective Class’s average daily net assets, calculated daily and payable monthly, as follows:

	Distribution Fee	Service Fee
Emerging Markets
Primary Class	0.75%	0.25%
Financial Intermediary Class	—	0.25%
International Equity
Primary Class	0.75%	0.25%
Class R	0.25%	0.25%
Financial Intermediary	—	0.25%

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent pursuant to which LMFS receives payments from the Fund’s transfer agent with respect to accounts where third parties provide certain services to the Fund. These payments are used to offset the Fund’s expenses for such services. Effective August 1, 2007, LMFS no longer receives payments from the Funds’ transfer agent.

LMFA, Batterymarch, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

5. Line of Credit:

The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating fund is liable only for principal and interest payments related to borrowings made by that fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. Neither Fund utilized the line of credit during the period ended June 30, 2008.

58        Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

6. Fund Share Transactions:

At June 30, 2008, there were 125,000,000 shares authorized at $.001 par value for each of Primary and Institutional Classes of Emerging Markets. At June 30, 2008, there were 100,000,000 shares authorized at $.001 par value for the Financial Intermediary and Institutional Select Classes of Emerging Markets. At June 30, 2008, there were 125,000,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of International Equity, 100,000,000 shares authorized at $.001 par value for its Financial Intermediary and Institutional Select Classes, and 500,000,000 shares authorized at $.001 par value for Class R. Share transactions were:

Emerging Markets Trust

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares		Amount
Primary Class
Shares sold	2,862,177	$75,290,135	3,958,470		$111,826,605
Shares issued on reinvestment	272,897	6,983,473	3,001,394		81,074,069
Shares repurchased	(2,727,961)	(70,845,912)	(3,558,251)		(94,824,312)

Net Increase	407,113	$11,427,696	3,401,613		$98,076,362

Financial Intermediary Class
Shares sold	173,626	$4,688,858	239,800	A	$6,449,810	A
Shares issued on reinvestment	4,507	117,039	42,317	A	1,154,838	A
Shares repurchased	(126,952)	(3,450,780)	(10,589	)A	(312,427	)A

Net Increase	51,181	$1,355,117	271,528		$7,292,221

Institutional Class
Shares sold	3,928,959	$104,044,223	1,303,588		$35,969,551
Shares issued on reinvestment	68,693	1,786,035	350,169		9,560,849
Shares repurchased	(312,974)	(8,227,245)	(721,366)		(20,724,035)

Net Increase	3,684,678	$97,603,013	932,391		$24,806,365

A	For the period June 29, 2007 (commencement of operations) to December 31, 2007.

Semi-Annual Report to Shareholders        59

International Equity Trust

	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Primary Class
Shares sold	1,469,120	$26,093,480	5,812,392	$119,576,610
Shares issued on reinvestment	37,905	660,025	2,284,696	43,552,445
Shares repurchased	(4,323,456)	(76,559,034)	(4,805,739)	(99,768,348)

Net Increase (Decrease)	(2,816,431)	$(49,805,529)	3,291,349	$63,360,707

Class R
Shares sold	108,624	$1,986,281	182,571	$3,994,557
Shares issued on reinvestment	421	7,575	16,049	310,948
Shares repurchased	(26,275)	(484,504)	(12,988)	(279,934)

Net Increase	82,770	$1,509,352	185,632	$4,025,571

Financial Intermediary Class
Shares sold	306,928	$5,631,703	1,358,495	$29,846,239
Shares issued on reinvestment	3,808	69,143	226,883	4,446,271
Shares repurchased	(218,498)	(4,004,159)	(384,878)	(8,319,555)

Net Increase	92,238	$1,696,687	1,200,500	$25,972,955

Institutional Class
Shares sold	4,240,537	$77,358,051	16,719,066	$351,084,037
Shares issued on reinvestment	40,398	732,488	2,439,382	47,934,407
Shares repurchased	(3,893,636)	(71,592,792)	(3,212,844)	(69,972,284)

Net Increase	387,299	$6,497,747	15,945,604	$329,046,160

7. Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. FIN 48 became effective for fiscal periods beginning after December 15, 2006. Effective January 1, 2007, the Funds adopted FIN 48. There was no material impact to the financial statements or disclosure there to as a result of this adoption.

60        Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued

Legg Mason Global Trust, Inc. — Continued

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

Fund Information

Investment Advisers

Batterymarch Financial Management, Inc.

Boston, MA

Investment Manager

Legg Mason Fund Adviser, Inc.

Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman

Mark R. Fetting, President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer

Gregory T. Merz, Vice President and Chief Legal Officer

Ted P. Becker, Vice President and Chief Compliance Officer

Wm. Shane Hughes, Treasurer

Susan C. Curry, Assistant Treasurer

William S. Kirby, Assistant Treasurer

Richard M. Wachterman, Secretary

Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

K & L Gates LLP

Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Baltimore, MD

About the Legg Mason Funds

Equity Funds American Leading Companies Trust Classic Valuation Fund Growth Trust Special Investment Trust U.S. Small-Capitalization Value Trust Value Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds,

introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and,

consequently, enjoy the stability and growth prospects generally associated with diversification.

Specialty Fund Opportunity Trust

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Global Funds Emerging Markets Trust International Equity Trust Taxable Bond Funds Investment Grade Income Portfolio Limited Duration Bond Portfolio

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the

Securities and Exchange Commission’s (“SEC”) website

(http://www.sec.gov). Information regarding how each Fund

voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at

www.leggmason.com/individualinvestors.

Tax-Free Bond Fund Maryland Tax-Free Income Trust

Each Fund files its complete schedule of portfolio holdings with the

SEC for the first and third quarters of each fiscal year on Form N-Q.

You may obtain a free copy of each Fund’s portfolio holdings, as filed on Form N-Q, by contacting each Fund at the appropriate phone number, address or website listed below. Additionally, each

Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov)

or may be reviewed and copied at the SEC’s Public Reference Room in

Washington, D.C. Information about the operation of the Public

Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each Fund. For a free prospectus for these or any other Legg Mason Fund, visit www.leggmason.com/individualinvestors. Please read the prospectus carefully before investing.

Legg Mason Funds	Legg Mason Investor Services — Institutional
For Primary Class Shareholders	For R, FI and I Class Shareholders
c/o BFDS, P.O. Box 55214	c/o BFDS, P.O. Box 8037
Boston, MA 02205-8504	Boston, MA 02206-8037
800-822-5544	888-425-6432
www.leggmason.com/individualinvestors	www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor A Legg Mason, Inc. subsidiary

LMF-042/S (08/08) TN08-2794

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that (1) the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and (2) that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semiannual reports.

(a) (2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(a) (3)	Not applicable.

(b)	Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

The certifications provided pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: September 5, 2008

/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc.
Date: September 5, 2008